LONG-TERM INVESTMENTS IN ASSOCIATES - Investments In Associates Under Equity Method (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
LONG-TERM INVESTMENTS
Share of net profit (loss)	$ (17)	Rp (246)	Rp (166)	Rp 53
Dividend		(5)	(11)	(9)
Share of other comprehensive income		1	20
Impairment of long term investment in associates	(54)	(763)	(1,172)
Beginning balance		1,210	1,953
Additions (Deductions)		(5)	586
Ending balance	$ 14	Rp 192	Rp 1,210	1,953
Tiphone
LONG-TERM INVESTMENTS
Percentage of ownership	24.00%	24.00%	24.00%
Beginning balance		Rp 526	Rp 1,602
Share of net profit (loss)		(41)	88
Dividend			(11)
Share of other comprehensive income			19
Impairment of long term investment in associates		Rp (485)	(1,172)
Ending balance			Rp 526	1,602
Finarya
LONG-TERM INVESTMENTS
Percentage of ownership	25.00%	25.00%	26.58%
Beginning balance		Rp 267
Additions (deductions)		28	Rp 484
Share of net profit (loss)		(209)	(217)
Share of other comprehensive income		1
Ending balance		Rp 87	Rp 267
Indonusa
LONG-TERM INVESTMENTS
Percentage of ownership	20.00%	20.00%	20.00%
Beginning balance		Rp 210	Rp 210
Impairment of long term investment in associates		Rp (210)
Ending balance			Rp 210	210
Jalin
LONG-TERM INVESTMENTS
Percentage of ownership	33.00%	33.00%	33.00%
Beginning balance		Rp 77
Additions (deductions)			Rp 70
Share of net profit (loss)		17	7
Dividend		(5)
Share of other comprehensive income		0	0
Ending balance		89	77
Others
LONG-TERM INVESTMENTS
Beginning balance		130	141
Additions (deductions)			32
Share of net profit (loss)			(44)
Share of other comprehensive income			1
Ending balance			130	Rp 141
Others (each below Rp75 billion)
LONG-TERM INVESTMENTS
Beginning balance		130
Additions (deductions)		(33)
Share of net profit (loss)		(13)
Share of other comprehensive income		0
Impairment of long term investment in associates		(68)
Ending balance		Rp 16	Rp 130